Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) Individuals shares	Dec. 31, 2016 GBP (£) Individuals	Dec. 31, 2015 GBP (£) Individuals
Disclosure of directors and key management remuneration [Line Items]
Payments made as buy-outs of deferred performance-related payment | £	£ 52,100	£ 2,732,357	£ 3,453,956
Number of previously employed individuals for buy-out of deferred performance related payment	1	5	5
Banco Santander SA London Branch [member]
Disclosure of directors and key management remuneration [Line Items]
Number of shares made as buy-outs of deferred performance-related payment | shares	603,614
Number of previously employed individuals for buy-out of deferred performance related payment	4	0	0